Restructuring - Accrued Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2019
Restructuring Reserve [Roll Forward]
Charges incurred	$ 37
Liabilities subject to compromise	(4,965)	$ (4,978)	$ 0
Restructuring Plan Impact of C O V I D19 | Employee Severance
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Beginning Balance	1
Charges incurred	37
Cash payments	(29)
Liabilities subject to compromise	(7)
Other	(2)
Restructuring Reserve, Ending Balance	0
Other restructuring costs	$ 7